Interest expense	12 Months Ended
Dec. 31, 2022
Interest Expense [Abstract]
Interest expense	Interest expense
Interest expense consists of the following:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As adjusted)	(As adjusted)
Cash interest on debt facilities (a)	(95)	—	(25)	(256)
Interest on SFL leases (b)	—	(7)	(84)	(12)
Unwind of discount debt	—	—	—	(44)
Write off of discount on debt (c)	—	—	—	(86)
Guarantee and commission fees	(3)	—	—	—
Interest expense	(98)	(7)	(109)	(398)
(a) Cash interest on debt facilities
We incur cash and payment-in-kind interest on our debt facilities. This is summarized in the table below.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As adjusted)	(As adjusted)
Pre-filing senior credit facilities	—	—	(25)	(229)
Pre-filing debt of consolidated variable interest entities	—	—	—	(27)
Post-emergence first lien senior secured	(14)	—	—	—
Post-emergence second lien senior secured	(78)	—	—	—
Post-emergence unsecured senior convertible bond	(3)	—	—	—
Cash and payment-in-kind interest	(95)	—	(25)	(256)
Our pre-filing senior credit facilities incurred interest at LIBOR plus a margin. For periods after July 2, 2018, this margin increased by one percentage point following the emergence from the Previous Chapter 11 Proceedings. On February 7, 2021, after filing for Chapter 11, we recorded contractual interest payments against debt held as subject to compromise ("adequate protections payments") as a reduction to debt in the Consolidation Balance sheet and not as an expense to Consolidated Statement of Operations. For further information on our bankruptcy proceedings refer to Note 4 - "Chapter 11" of our Consolidated Financial Statements included herein.
Our First lien senior secured facility has a maturity of December 15, 2026 and consists of a $175 million term loan facility and a $125 million revolving credit facility ("RCF"). The term loan facility bears interest at a margin of 7% per annum plus the secured overnight financing rate ("SOFR") (and any applicable credit adjustment spread). The RCF bears interest at a margin of 7% per annum plus the SOFR (and any applicable credit adjustment spread), and commitment fee of 2.8% per annum is payable in respect to any undrawn portion of the RCF commitment.
Our Second lien senior secured facility bears interest at a total margin of 12.5% per annum plus the SOFR (and any applicable credit adjustment spread), and it has a maturity of June 15, 2027. The margin comprises two components: 5% cash interest and 7.5% pay-if-you-can ("PIYC") interest, whereby Seadrill either pays the PIYC interest in cash or the equivalent amount is capitalized as principal outstanding (dependent on certain conditions set out in the facility agreement).

Our unsecured senior convertible bond has a maturity of August 2028 and bears interest, payable quarterly in cash, at three-month US LIBOR plus 6% on the aggregate principal amount of $50 million. The bond is convertible (in full and not in part) into Shares at a conversion rate of 52.6316 Shares per $1,000 principal amount of the bond, subject to certain adjustments set forth in the Note Purchase Agreement relating to the convertible bond. If not converted, a bullet repayment will become due on the maturity date.
(b) Interest on SFL Leases
Interest on SFL leases reflects the cost incurred on capital lease agreements between Seadrill and SFL for the West Taurus, West Linus and West Hercules. During the reorganization, the West Taurus lease was rejected and the West Linus and West Hercules were modified to operating leases, resulting in no further expense being recorded through this line item for the Successor.

(c) Write off of discount on debt
In September 2020 and December 2020, there were non-payments of interest on our secured credit facilities that constituted an event of cross-default. The event of default resulted in the expense of unamortized debt discount of $86 million in 2020.